TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 8: -	TAXES ON INCOME

a.	Israeli taxation:

Taxable income of the Company is subject to the Israeli corporate tax at the rate as follows: 2014 and 2015 - 26.5% and 2016 – 25%.

On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the standard corporate income tax rate from 26.5% to 25%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which includes Amendment 71 to the Law ("the Amendment") was enacted. Per the Amendment, the tax rate on preferred income from a preferred enterprise in 2014 and thereafter will be 9% in certain areas in Israel (Development area A) and 16% in other areas.

The Company may claim the tax benefits offered by the Amendment in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding their eligibility for benefits under the Amendment. The Company has yet to claim the above-mentioned tax benefits offered by the Amendment and accordingly such reduced taxes were not considered in the computation of the deferred taxes and valuation allowance as of December 31, 2016.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law ("the Amendment") was published. According to the Amendment, a preferred enterprise located in Development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance by March 31, 2017.

The new tax tracks under the Amendment are as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in Development area A - a tax rate of 7.5%).

Special technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries exceed NIS 10 billion. Such enterprise will be subject to tax at a rate of 6% on profits deriving from intellectual property, regardless of the enterprise's geographical location.

Any dividends distributed to "foreign companies", as defined in the Law, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

As of December 31, 2016 definitive criteria to determine the tax benefits had not yet been established, it cannot be concluded that the legislation in respect of technological enterprises had been enacted or substantively enacted as of that date.

In accordance with the tax laws, tax returns submitted up to and including the 2011 tax year can be regarded as final. As of December 31, 2016, no final tax assessments have been received for such years.

Tax loss carryforward:

As of December 31, 2016, the Company's tax loss carryforward and capital loss were $32,282 and $642, respectively. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

b.	Foreign subsidiaries:

U.S subsidiary:

1.	The U.S subsidiary is taxed under United States federal and state tax rules. Income tax is calculated based on a 40% rate.

2.
The U.S subsidiary's tax loss carryforward amounted to $8,448 and $274 for federal and state tax purposes, respectively, as of December 31, 2016. Such losses are available to offset any future U.S taxable income of the U.S subsidiary and will expire in the years 2017-2026 for federal tax purposes and in the years 2017-2024 for state tax purposes.

3.	The U.S subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2012 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian tax rules. Income tax is calculated based on a 34% rate.

2.
The Brazilian subsidiary's tax loss carryforward amounted to $2,670 as of December 31, 2016, for tax purposes. Tax losses may be carried forward indefinitely, but can only be offset up to 30% of the subsidiary's taxable income for a tax period.

3.
The Brazilian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2011 tax year can be regarded as final.

Indian subsidiary:

1.	The Indian subsidiary is taxed under Indian tax rules. Income tax is calculated based on a 30% rate.

2.	The Indian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2009 tax year can be regarded as final

c.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2016	2015
Deferred tax assets:
Carryforward tax losses	$11,892	$14,205
Research and development credit	601	396
Accrued social benefits and other	683	791

	13,176	15,392
Less - valuation allowance	(13,176)	(15,392)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for the year ended December 31, 2016 was a decrease of $2,216. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company's accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

d.	Taxes on income are comprised from withholding taxes that were deducted by the Company's customers as well as tax expenses of the Company’s subsidiary in India.

e.	The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$3,018	$(755)	$3,350
Foreign	(1,079)	(47)	(2,444)

Income (loss) before income taxes	$1,939	$(802)	$906

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2016	2015	2014

Income (loss) before income taxes, as reported in the statements of operations	$1,939	$(802)	$906

Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical tax benefit	$485	$(213)	$240

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(98)	(2)	(176)
Non-deductible expenses and other permanent differences	683	446	222
Differences in taxes arising from foreign currency exchange, net	(324)	641	1,715
Losses and timing differences for which valuation allowance was provided, net	(1,102)	(451)	(2,326)
Withholding taxes that were deducted by the Company's customers	6	121	180
Other	374	(421)	325

Income taxes	$24	$121	$180

g.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2016, 2015 and 2014, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits have been accrued. The Company does not expect that its position related to unrecognized tax benefits will change significantly within the next 12 months.